OTHER EQUITY	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
OTHER EQUITY	SHARE CAPITAL

Issued and fully paid	Equity ordinary shares (in thousands)	Nominal value paid per share $	Nominal value (in millions)
At January 1, 2023	136,481	0.50	68
Ordinary shares issued	1,942	0.50	1
Shares repurchased and canceled	(1,897)	0.50	(1)
At December 31, 2023	136,526		68

Issued and fully paid	Equity ordinary shares (in thousands)	Nominal value paid per share $	Nominal value (in millions)
At January 1, 2022	702,440	0.10	70
Ordinary shares issued	4,185	0.10	1
Shares repurchased and canceled	(17,815)	0.10	(2)
Share consolidation	(551,048)
Shares repurchased and canceled (post share consolidation)	(1,281)	0.50	(1)
At December 31, 2022	136,481		68

Issued and fully paid	Equity ordinary shares (in thousands)	Nominal value paid per share $	Nominal value (in millions)
At January 1, 2021	733,636	0.10	73
Ordinary shares issued	2,311	0.10	—
Shares repurchased and canceled	(33,507)	0.10	(3)
At December 31, 2021	702,440		70
Ordinary shares issued
During the year, 1,942k ordinary shares with a nominal value of $0.50 each (2022: 4,185k ordinary shares at $0.10 each; 2021: 2,311k ordinary shares at $0.10 each) were issued to satisfy vesting/exercises under the Group’s Long-Term Incentive Plan, the Indivior U.K. Savings-Related Share Option Scheme, and the U.S. Employee Stock Purchase Plan. During the year, net settlement of tax on employee equity awards was $22m (2022: $10m; 2021: $1m).
Share consolidation
In October 2022, the Company completed a share consolidation. Shareholders received 1 new ordinary share with a nominal value of $0.50 each for every 5 previously existing ordinary shares which had a nominal value of $0.10 each. As a result of the consolidation, the Company's issued share capital consisted of 137,762k ordinary shares at $0.50 each at October 10, 2022 (equivalent shares pre-consolidation: 688,810k).
Shares repurchased and canceled
In July 2021, the Group commenced an irrevocable share repurchase program for an aggregate purchase price up to no more than $100m or 73,462k of ordinary shares. In December 2021, the program concluded with the Group repurchasing 33,507k of the Group’s ordinary shares over the duration of the program for an aggregate nominal value of $3m ($0.10 per share). In addition, 256k ordinary shares purchased as part of the share repurchase program with a nominal value of $0.10 each were canceled in January 2022. These shares are included in the total number of share capital outstanding as at December 31, 2021.
In May 2022, the Group commenced a second share repurchase program for an aggregate purchase price up to no more than $100m or 39,699k of ordinary shares (equivalent shares post consolidation: 7,940k), which concluded on February 28, 2023. Over the duration of the program, 17,559k ordinary shares with a nominal value of $0.10 each (equivalent shares post consolidation: 3,512k) and 1,765k with a nominal value of $0.50 each were repurchased and canceled.
On November 17, 2023, the Group commenced a third share repurchase program for an aggregate purchase price up to no more than $100m or 13,632k of ordinary shares and ending no later than August 30, 2024. Under this program, 1,413k ordinary shares were repurchased which had a nominal value of $0.50 each through December 31, 2023.
During the year, the Group repurchased and canceled a total of 1,897k ordinary shares with a nominal value of $0.50 per share for an aggregate nominal value of $1m. In 2022, 17,815k ordinary shares with a nominal value of $0.10 each (equivalent shares post consolidation: 3,563k) were repurchased and canceled for an aggregate nominal value of $2m, including the 256k ordinary shares purchased as part of the Group’s share repurchase program executed in 2021 and canceled in January 2022. In 2022, subsequent to the share consolidation, the Group repurchased and canceled 1,281k ordinary shares for an aggregate nominal value of $1m ($0.50 per share).
All ordinary shares repurchased during the year under share repurchase programs were canceled (except for 68k shares that were canceled in January 2024) resulting in a transfer of the aggregate nominal value to a capital redemption reserve. The total cost of the purchases made under share repurchase programs during the period, including directly attributable transaction costs, was $33m (2022: $90m; 2021: $101m). A repurchase amount of $23m has been recorded as a financial liability and reduction in retained earnings which represents the amount to be spent under the program through February 23, 2024, after which date the Company has the ability to modify or terminate the program. Total purchases under the share repurchase program will be made out of distributable profits.
OTHER EQUITY
Capital redemption reserve
The capital redemption reserve was created for capital maintenance purposes as a result of the repurchase and cancellation of ordinary shares under the Group’s share repurchase programs as required under the U.K. Companies Act.
Other reserves
The other reserves balance relates to the Group formation in 2014. It represents the difference between the nominal value of the shares issued by the Company and the net investment in the Group by the former owner.
Foreign currency translation
The foreign currency translation reserve contains the accumulated foreign exchange differences from the translation of the financial statements of the Group’s foreign operations arising when the Group’s entities are consolidated.